Loans and advances to customers - Allowance for impairment losses - Post-model adjustments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ (1,773,414)	$ (1,407,320)
Loans and advances - Customers
Financial assets
Financial assets	$ (698,276)	(728,335)
Post-model adjustments or overlay (as a percent)	6.00%
Commercial, financial and industrial loans
Financial assets
Post-model adjustments or overlay (as a percent)	15.00%
Public sector loans
Financial assets
Post-model adjustments or overlay (as a percent)	7.00%
Mortgage loans
Financial assets
Post-model adjustments or overlay (as a percent)	(1.00%)
Loans to customers
Financial assets
Post-model adjustments or overlay (as a percent)	3.00%
Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Post-model adjustments or overlay (as a percent)	6.00%
Installment loans to individuals - Non-revolving consumer loans
Financial assets
Post-model adjustments or overlay (as a percent)	0.00%
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets	$ (687,432)	(699,671)
Impairment losses | Loans and advances - Customers
Financial assets
Financial assets	25,551	$ 21,970	$ 21,516
Impairment losses | Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets	25,551
Post-model adjustments or overlay	(1,458)
Impairment losses | Financial assets at amortized cost category | Commercial, financial and industrial loans
Financial assets
Financial assets	8,887
Impairment losses | Financial assets at amortized cost category | Public sector loans
Financial assets
Financial assets	15
Impairment losses | Financial assets at amortized cost category | Mortgage loans
Financial assets
Financial assets	4,078
Impairment losses | Financial assets at amortized cost category | Loans to customers
Financial assets
Financial assets	12,571
Impairment losses | Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Financial assets	6,350
Impairment losses | Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans
Financial assets
Financial assets	6,221
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Loans and advances - Customers
Financial assets
Financial assets	24,093
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Commercial, financial and industrial loans
Financial assets
Financial assets	7,757
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Public sector loans
Financial assets
Financial assets	14
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Mortgage loans
Financial assets
Financial assets	4,108
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Loans to customers
Financial assets
Financial assets	12,214
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Financial assets	6,010
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Installment loans to individuals - Non-revolving consumer loans
Financial assets
Financial assets	6,204
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Loans and advances - Customers
Financial assets
Post-model adjustments or overlay	(613)
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Commercial, financial and industrial loans
Financial assets
Post-model adjustments or overlay	(558)
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Public sector loans
Financial assets
Post-model adjustments or overlay	(1)
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Mortgage loans
Financial assets
Post-model adjustments or overlay	30
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Loans to customers
Financial assets
Post-model adjustments or overlay	(84)
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Post-model adjustments or overlay	(67)
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Installment loans to individuals - Non-revolving consumer loans
Financial assets
Post-model adjustments or overlay	(17)
Impairment losses | Financial assets at amortized cost category | Impairment overlay | Loans and advances - Customers
Financial assets
Post-model adjustments or overlay	(845)
Impairment losses | Financial assets at amortized cost category | Impairment overlay | Commercial, financial and industrial loans
Financial assets
Post-model adjustments or overlay	(572)
Impairment losses | Financial assets at amortized cost category | Impairment overlay | Loans to customers
Financial assets
Post-model adjustments or overlay	(273)
Impairment losses | Financial assets at amortized cost category | Impairment overlay | Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Post-model adjustments or overlay	$ (273)